Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income taxes
Schedule of Significant components of the deferred tax balances

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total gross deferred tax assets	609,230	1,002,397	3,479,063
Total gross deferred tax liabilities	(495,264)	(531,529)	(881,298)

Offsetting amounts	(329,766)	(388,337)	(622,460)

Net deferred tax assets	279,464	614,060	2,856,603
Net deferred tax liabilities	(165,498)	(143,192)	(258,838)

Schedule of movement on gross deferred tax assets and gross deferred tax liabilities

	Asset
	impairment		Tax losses		Accrued
	and allowances	Lease	carry		expenses and
	for credit losses	Liabilities	forwards		others	Total
	RMB	RMB	RMB		RMB	RMB
As of January 1, 2023	114,222	281,803	105,582		184,190	685,797
Credited (charged) to consolidated income statements	82,741	(88,418)	(18,650)		(76,594)	(100,921)
Credited (charged) to other reserves	946	—	11,832		11,576	24,354
As of December 31, 2023	197,909	193,385	98,764		119,172	609,230
Credited (charged) to consolidated income statements	275,339	18,015	86,227		24,566	404,147
Credited (charged) to other reserves	(2,673)	—	(5,825)		(2,482)	(10,980)
As of December 31, 2024	470,575	211,400	179,166		141,256	1,002,397
Credited (charged) to consolidated income statements	256,543	20,197	1,546,360	*	613,775	2,436,875
Credited (charged) to other reserves	44,476	(42)	(2,078)		(2,565)	39,791
As of December 31, 2025	771,594	231,555	1,723,448		752,466	3,479,063
*	It was mainly due to the recognition of previously unrecognized tax losses to the extent that it is probable that future taxable profit will be available to utilize those tax losses.

	Right-of-	Contract assets
	use assets	and others	Total
	RMB	RMB	RMB
As of January 1, 2023	(288,386)	(467,888)	(756,274)
Credited (charged) to consolidated income statements	90,219	156,335	246,554
Credited (charged) to other reserves	—	14,456	14,456
As of December 31, 2023	(198,167)	(297,097)	(495,264)
Credited (charged) to consolidated income statements	(12,668)	(51,893)	(64,561)
Credited (charged) to other reserves	—	28,296	28,296
As of December 31, 2024	(210,835)	(320,694)	(531,529)
Credited (charged) to consolidated income statements	(25,903)	(173,059)	(198,962)
Credited (charged) to other reserves	—	(150,807)	(150,807)
As of December 31, 2025	(236,738)	(644,560)	(881,298)